Note 5 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2021	2022
	$	$

Office equipment	350	549
Laboratory equipment	1,009	1,499
Motor vehicles	108	99
Leasehold improvements	274	272

	1,741	2,419
Less: accumulated depreciation	(319)	(551)

Property and equipment, net	1,422	1,868